SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 90                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 90                                                 [X]

                        (Check appropriate box or boxes.)


                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: March 1, 2001

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on March 1, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the Registrant's Post-Effective Amendment No. 89 to March 1, 2001. The Post-Effective Amendment originally requested effectiveness as of February 14, 2001.

The following documents are hereby incorporated by reference:

* Prospectus for the fund under the issuer American Century Mutual Funds, Inc., dated February 14, 2001 filed pursuant to Rule 485(a) on December 1, 2000 (Accession No. 0000100334-00-000046).

* Statement of Additional Information for American Century Mutual Funds, Inc. dated February 14, 2001 filed pursuant to Rule 485(a) on December 1, 2000 (Accession No. 0000100334-00-000046).

* Part C to the Registration Statement of American Century Mutual Funds, Inc. dated February 14, 2001 filed pursuant to Rule 485(a) on December 1, 2000 (Accession No. 0000100334-00-000046).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 90 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 13th day of February, 2001.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/William M. Lyons
                                       President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 90 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*William M. Lyons           President and                      February 13, 2001
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,             February 13, 2001
Maryanne Roepke             Treasurer and Chief
                            Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          February 13, 2001
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           February 13, 2001
James E. Stowers III

*Thomas A. Brown            Director                           February 13, 2001
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           February 13, 2001
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           February 13, 2001
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           February 13, 2001
D. D. (Del) Hock

*Donald H. Pratt            Director                           February 13, 2001
Donald H. Pratt

*Gale E. Sayers             Director                           February 13, 2001
Gale E. Sayers

*M. Jeannine Strandjord     Director                           February 13, 2001
M. Jeannine Strandjord

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact